Accrued Expenses and Other Current Liabilities	12 Months Ended
Jun. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
6.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of June 30,
	2023	2024
	RMB	RMB
Deferred offering costs in accrued expenses and other current liabilities	-	2,701,406
Accrued payroll and welfare	515,240	680,682
Borrowing from third parties (1)	633,157	647,463
Other tax payable	561,604	389,319
Others (2)	188,025	420,761
Total accrued expenses and other current liabilities	1,898,026	4,839,631

(1)	Borrowings from third parties were to supplement working capital for project bidding and these borrowings are usually settled in a short time.

(2)	Others were mainly composed of personal social security costs payable.